Financial assets measured at fair value through profit or loss (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) vessel $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of financial assets [line items]
Purchase of financial assets measured at fair value through profit or loss, classified as investing activities	$ 89,137	$ 0	$ 0
Number of vessels | vessel	1
Financial assets measured at fair value through profit or loss	$ 74,157	0
Dividend from DHT Holdings, Inc.	3,803	$ 0	$ 0
Equity investments | DHT Holdings, Inc.
Disclosure of financial assets [line items]
Purchase of financial assets measured at fair value through profit or loss, classified as investing activities	$ 89,100
Number of vessels | vessel	27
Number of vessels under construction | vessel	4
Number of shares in entity held by entity or by its subsidiaries or associates | shares	7,982,480
Percentage of voting equity interests acquired	4.99%
Weighted average share price (in USD per share) | $ / shares	$ 11.17
Financial assets measured at fair value through profit or loss	$ 74,200
Dividend from DHT Holdings, Inc.	$ 3,800